Investment in Financial Assets (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands							6 Months Ended		12 Months Ended
	Sep. 05, 2024 USD ($)	Jun. 09, 2024 USD ($)	Jan. 31, 2024	Jun. 25, 2023 USD ($)	Jun. 25, 2023 USD ($) ₪ / shares	Nov. 17, 2022 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2024 ₪ / shares	Jan. 16, 2024 USD ($)	Aug. 18, 2023 $ / shares	Jun. 25, 2023 ILS (₪) ₪ / shares	Sep. 15, 2022 $ / shares	Mar. 19, 2020
Investment in Financial Assets [Line Items]
Investment amount						$ 1,500
Received shares (in Shares) | shares						230,769
Share capital percentage			51.00%			9.33%
Common shares (in Shares) | shares							3,586,104	282,782	706,683	261,494
Share price | (per share)					₪ 0.384				$ 2.81
Comprehensive loss				$ 158					$ 727	$ 771
Cash				$ 689	₪ 689		$ 4,540		4,540
Par value, per share (in New Shekels per share) | (per share)												₪ 0.213			₪ 0.05
Price Per Share (in New Shekels per share) | ₪ / shares					₪ 0.5
Comprehensive loss							3,527	$ 2,967	5,773	8,287	$ 5,768
Interest rate percentage																	12.00%
Financing amount							323	$ 1,024	$ 2,219	$ 7,832
Additional loan		$ 1,000
Repayment amount		4,250
Accrued interest							$ 2,448
Finder fee percentage							47.49%
Outstanding, percentage							52.51%
Top of range [member]
Investment in Financial Assets [Line Items]
Common shares (in Shares) | shares						230,769
Bottom of range [member]
Investment in Financial Assets [Line Items]
Common shares (in Shares) | shares						7,692
AutoMax Motors Ltd [Member]
Investment in Financial Assets [Line Items]
Par value, per share (in New Shekels per share) | ₪ / shares															₪ 0.5
Bridge Loans [Member]
Investment in Financial Assets [Line Items]
Loan received													$ 1,400
Interest rate percentage							7.00%
Loan amount		$ 2,400
AutoMax Acquisition [Member]
Investment in Financial Assets [Line Items]
Interest rate percentage							9.00%
AutoMax [Member]
Investment in Financial Assets [Line Items]
Financing amount							$ 4,250
Israel [Member]
Investment in Financial Assets [Line Items]
Cash | ₪															₪ 2,500
Scenario Forecasts [Member]
Investment in Financial Assets [Line Items]
Additional loan	$ 1,850
Scenario Forecasts [Member] | Bridge Loans [Member]
Investment in Financial Assets [Line Items]
Loan amount	$ 4,250
Investment [Member]
Investment in Financial Assets [Line Items]
Comprehensive loss							$ 246